Systems, Equipment and Other Assets Related to Contracts, net and Property, Plant and Equipment, net - Systems & Equipment and PPE (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fixed assets
Systems, equipment and other assets related to contracts, net	$ 937	$ 1,068
Property, plant and equipment - net	119	132
Systems & Equipment, net
Fixed assets
Systems, equipment and other assets related to contracts, gross	2,691	2,844
Accumulated depreciation	(1,754)	(1,776)
Systems, equipment and other assets related to contracts, net	937	1,068
Systems & Equipment, net | Land
Fixed assets
Systems, equipment and other assets related to contracts, gross	0	0
Systems & Equipment, net | Buildings
Fixed assets
Systems, equipment and other assets related to contracts, gross	0	2
Systems & Equipment, net | Terminals and systems
Fixed assets
Systems, equipment and other assets related to contracts, gross	2,479	2,615
Systems & Equipment, net | Furniture and equipment
Fixed assets
Systems, equipment and other assets related to contracts, gross	138	150
Systems & Equipment, net | Construction in progress
Fixed assets
Systems, equipment and other assets related to contracts, gross	75	77
PPE, net
Fixed assets
Property, plant and equipment, gross	324	344
Accumulated depreciation	(205)	(212)
Property, plant and equipment - net	119	132
PPE, net | Land
Fixed assets
Property, plant and equipment, gross	1	1
PPE, net | Buildings
Fixed assets
Property, plant and equipment, gross	58	69
PPE, net | Terminals and systems
Fixed assets
Property, plant and equipment, gross	0	0
PPE, net | Furniture and equipment
Fixed assets
Property, plant and equipment, gross	255	259
PPE, net | Construction in progress
Fixed assets
Property, plant and equipment, gross	$ 10	$ 15